Income Taxes (Schedule Of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Federal and state net operating loss carryforwards	$ 43,083	$ 38,943
Research and development tax credit carryforwards	2,196	2,279
Stock based compensation	4,438	4,057
Other provision and expenses not currently deductible	1,335	1,297
Total deferred tax assets	51,052	46,576
Depreciation and amortization	(1,141)	(965)
Prepaid expenses	(95)	(116)
Total deferred liabilities	(1,236)	(1,081)
Less valuation allowance	(49,816)	(45,495)
Net deferred tax asset